Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 6,002	$ 5,574
Inventories	31,944	32,793
Claims receivable	4,764	5,719
Other	20,100	16,808
Total prepaid expenses and other current assets	$ 62,810	$ 60,894